Classification of Financial Instruments - Classification of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	₩ 2,369,739	₩ 3,051,353	₩ 3,783,065	₩ 1,796,300
Categories of current financial assets [Abstract]
Held-to-maturity investments	5	114
Derivative assets	12,935	193,283
Other financial assets	1,945,417	2,478,592
Trade and other receivables	7,928,972	7,788,876
Total current financial assets And Cash and cash equivalents	12,257,068	13,512,218
Non-Financial Assets [Abstract]
Available-for-sale financial assets	699,833	1,014,732
Held-to-maturity investments	3,139	3,130
Derivative assets	19,691	588,091
Other financial assets	1,316,250	1,051,541
Trade and other receivables	1,754,797	1,903,515
Total non-current financial assets	3,793,710	4,561,009
Total financial assets	16,050,778	18,073,227
Financial assets at fair value through profit or loss [Member]
Categories of current financial assets [Abstract]
Derivative assets	12,923	79,709
Total current financial assets And Cash and cash equivalents	12,923	79,709
Non-Financial Assets [Abstract]
Derivative assets	9,097	287,768
Other financial assets	111,512
Total non-current financial assets	120,609	287,768
Total financial assets	133,532	367,477
Loans and receivables [Member]
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	2,369,739	3,051,353
Categories of current financial assets [Abstract]
Other financial assets	1,945,417	2,478,592
Trade and other receivables	7,928,972	7,788,876
Total current financial assets And Cash and cash equivalents	12,244,128	13,318,821
Non-Financial Assets [Abstract]
Other financial assets	1,204,738	1,051,541
Trade and other receivables	1,754,797	1,903,515
Total non-current financial assets	2,959,535	2,955,056
Total financial assets	15,203,663	16,273,877
Financial assets available-for-sale [Member]
Non-Financial Assets [Abstract]
Available-for-sale financial assets	699,833	1,014,732
Total non-current financial assets	699,833	1,014,732
Total financial assets	699,833	1,014,732
Held-to-maturity investments [Member]
Categories of current financial assets [Abstract]
Held-to-maturity investments	5	114
Total current financial assets And Cash and cash equivalents	5	114
Non-Financial Assets [Abstract]
Held-to-maturity investments	3,139	3,130
Total non-current financial assets	3,139	3,130
Total financial assets	3,144	3,244
Derivative assets (using hedge accounting) [Member]
Categories of current financial assets [Abstract]
Derivative assets	12	113,574
Total current financial assets And Cash and cash equivalents	12	113,574
Non-Financial Assets [Abstract]
Derivative assets	10,594	300,323
Total non-current financial assets	10,594	300,323
Total financial assets	₩ 10,606	₩ 413,897